Provisions (Tables)	6 Months Ended
Sep. 30, 2021
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Movements by Class of Provisions
The following table presents movements by class of provisions for the six months ended September 30, 2021.

	Provision for interest repayment	Other provisions	Total

	(In millions)
Balance at April 1, 2021	¥141,201	¥83,073	¥224,274
Additional provisions	—	12,974	12,974
Amounts used	(18,798)	(4,685)	(23,483)
Unused amounts reversed	—	(74)	(74)
Amortization of discount and effect of change in discount rate	(122)	76	(46)
Others	—	154	154

Balance at September 30, 2021	¥122,281	¥91,518	¥213,799